BANK PREMISES AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 361	$ 385